Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2021
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners	Net Contributions (Withdrawals) by Contract OwnersNet contributions (withdrawals) by contract owners for the Real Property Account by product for the period from April 1, 2021 to December 31, 2021, for the period ended March 31, 2021, and for the years ended December 31, 2020 and 2019 were as follows:

For the period from April 1, 2021 to December 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$16,732	$2,246	$—	$—	$18,978
Policy loans	(28,869)	(6,691)	—	—	(35,560)
Policy loan repayments and interest	18,569	506	—	—	19,075
Surrenders, withdrawals and death benefits	(78,125)	(24,226)	—	—	(102,351)
Net transfers from/(to) other subaccounts or fixed rate option	(243,575)	(33,781)	—	—	(277,356)
Miscellaneous transactions	839	247	—	—	1,086
Administrative and other charges	(103,518)	(14,492)	—	(34)	(118,044)
	$(417,947)	$(76,191)	$—	$(34)	$(494,172)

For the period ended March 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$38,231	$4,199	$—	$—	$42,430
Policy loans	(3,611)	(694)	—	—	(4,305)
Policy loan repayments and interest	9,327	1,033	—	—	10,360
Surrenders, withdrawals and death benefits	(55,492)	(3,051)	—	—	(58,543)
Net transfers from/(to) other subaccounts or fixed rate option	(48,700)	(16,057)	—	—	(64,757)
Miscellaneous transactions	1,128	368	—	—	1,496
Administrative and other charges	(29,091)	(5,159)	—	(12)	(34,262)
	$(88,209)	$(19,361)	$—	$(12)	$(107,581)

December 31, 2020	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$202,296	$24,424	$—	$—	$226,720
Policy loans	(54,789)	(5,221)	—	—	(60,010)
Policy loan repayments and interest	115,177	5,394	—	—	120,571
Surrenders, withdrawals and death benefits	(277,284)	(71,484)	—	—	(348,768)
Net transfers from/(to) other subaccounts or fixed rate option	(56,157)	(4,703)	—	(6,355)	(67,215)
Miscellaneous transactions	2,372	1,273	—	(2)	3,643
Administrative and other charges	(138,896)	(25,932)	—	(451)	(165,279)
	$(207,281)	$(76,249)	$—	$(6,808)	$(290,338)

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Contract owner net payments	$177,039	$27,081	$—	$—	$204,120
Policy loans	(74,651)	(6,966)	—	—	(81,617)
Policy loan repayments and interest	216,440	8,051	—	—	224,491
Surrenders, withdrawals and death benefits	(333,384)	(28,366)	—	(15,621)	(377,371)
Net transfers from/(to) other subaccounts or fixed rate option	(32,272)	(42,322)	—	—	(74,594)
Miscellaneous transactions	(161)	(27)	—	45	(143)
Administrative and other charges	(148,456)	(29,926)	—	(751)	(179,133)
	$(195,445)	$(72,475)	$—	$(16,327)	$(284,247)